Business Combination_Summarizes The Consideration Paid For Business Combination And The Fair Value Of Assets Acquired Liabilities Assumed(Details) - KB Daehan Specialized Bank ₩ in Millions	Jul. 06, 2018 KRW (₩)
Disclosure Of Business Combinations Line Items [Line Items]
Name of acquiree	KB Daehan Specialized Bank
Date of acquisition	Jul. 06, 2018
Percentage of voting equity interests acquired	90.00%
Description Of How Acquirer Obtained Control Of Acquiree	The Group obtained control over KB Daehan Specialized Bank (which was renamed from Tomato Specialized Bank in March 2018) in Cambodia by acquiring 90% share of interests.
Acquisitiondate Fair Value Of Total Consideration Transferred Abstract [Abstract]
Cash transferred	₩ 21,654
Total consideration transferred	21,654
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions	11,995
Loans At Amortized Cost	8,484
Property plant and equipment(included Investment property)	765
Intangible assets	17
Other assets	1,389
Total asssets	22,650
Other liabilities	273
Total liabilities	273
Total identifiable net assets	22,377
Non-controlling interests	2,238
Goodwill	₩ 1,515